Related Parties	12 Months Ended
Dec. 31, 2017
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Related Parties
26.	RELATED PARTIES

(a)	Subsidiaries

	Ownership interest as at
	December 31, 2017	December 31, 2016
Gibraltar Mines Ltd.	100%	100%
Curis Resources Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
672520 BC Ltd.	100%	100%

(b)	Key management personnel compensation

Key management personnel include the members of the Board of Directors and executive officers of the Company.

The Company contributes to a post-employment defined contribution pension plan on the behalf of certain key management personnel. This retirement compensation arrangement (“RCA” Trust) was established to provide benefits to certain executive officers on or after retirement in recognition of their long service. Upon retirement, the participant is entitled to the distribution of the accumulated value of the contributions under the RCA Trust. Obligations for contributions to the defined contribution pension plan are recognized as compensation expense in profit or loss in the periods during which services are rendered by the executive officers.

Certain executive officers are entitled to termination and change in control benefits. In the event of termination without cause, other than a change in control, these executive officers are entitled to an amount ranging from9-month to 12-months’ salary. In the event of a change in control, if a termination without cause or a resignation occurs within 12 months following the change of control, these executive officers are entitled to receive, among other things, an amount ranging from 24-month to 32-months’ salary and accrued bonus, and all stock options held by these individuals will fully vest.

Executive officers and directors also participate in the Company’s share option program (Note 22).

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2017	2016
Salaries and benefits	5,015	5,050
Post-employment benefits	1,491	1,309
Share-based compensation	6,849	3,602

	13,355	9,961

(c)	Related party transactions

	Transaction value for the year end December 31,		Due (to) from related parties as at December 31,
	2017	2016	2017	2016
Hunter Dickinson Services Inc.:
General and administrative expenses	1,301	1,400
Exploration and evaluation expenses	98	40

	1,399	1,440	(47)	(61)

Gibraltar Joint Venture:
Management fee income	1,168	1,043
Reimbursable compensation expenses and third party costs	34	105

	1,202	1,148	210	162

Three directors of the Company are also principals of Hunter Dickinson Services Inc. (“HDSI”), a private company. HDSI invoices the Company for their executive services (director fees) and for other services provided by HDSI. For the year ended December 31, 2017, the Company incurred total costs of $1,399 (2016: $1,440) in transactions with HDSI. Of these, $593 (2016: $643) related to administrative, legal, exploration and tax services, $526 related to reimbursements of office rent costs (2016: $517), and $280 (2016: $280) related to director fees for two Taseko directors who are also principals of HDSI.

Under the terms of the joint venture operating agreement, the Gibraltar Joint Venture pays the Company a management fee for services rendered by the Company as operator of the Gibraltar Mine. In addition, the Company pays certain expenses on behalf of the Gibraltar Joint Venture and invoices the Joint Venture for these expenses.